RETIREMENT AND PROFIT SHARING PLANS - Schedule of Changes in Benefit Obligation, Plan Assets and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Reconciliation of benefit obligation
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net	Other income (expense), net
Amounts recognized in the Consolidated Balance Sheets
Non-current liabilities	$ (1,595,638)	$ (1,692,152)
Postretirement Plans
Reconciliation of benefit obligation
Benefit obligation, beginning of year	589,744	734,271
Service cost	30,079	36,066
Interest cost	23,807	17,127
Participant contributions	0	0
Acquisitions/divestitures/transfers	28	0
Amendments	0	0
Special termination benefits	200	0
Plan combinations	0	0
Actuarial (gain) loss	(122,473)	(181,512)
Benefits paid	(19,698)	(15,515)
Exchange rate impact	(709)	(693)
Benefit obligation, end of year	500,978	589,744
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	25,793	32,550
Actual return on plan assets	(653)	(4,985)
Acquisitions/divestitures/transfers	0	0
Employer contributions	22,949	13,743
Participant contributions	0	0
Pension settlement	0	0
Benefits paid	(19,698)	(15,515)
Exchange rate impact	0	0
Fair value of plan assets, end of year	28,391	25,793
Funded status, end of year	(472,587)	(563,951)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	0	0
Current liabilities	(1,210)	(1,267)
Non-current liabilities	(471,377)	(562,684)
Funded status, end of year	(472,587)	(563,951)
U.S. Plans | Pension Plans
Reconciliation of benefit obligation
Benefit obligation, beginning of year	328,907	406,328
Service cost	1,622	2,087
Interest cost	12,440	7,762
Participant contributions	0	0
Acquisitions/divestitures/transfers	0	0
Amendments	0	0
Special termination benefits	0	0
Plan combinations	0	0
Actuarial (gain) loss	(13,635)	(70,541)
Benefits paid	(17,463)	(16,729)
Exchange rate impact	0	0
Benefit obligation, end of year	311,871	328,907
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	233,260	291,652
Actual return on plan assets	(10,141)	(52,564)
Acquisitions/divestitures/transfers	0	0
Employer contributions	10,940	10,901
Participant contributions	0	0
Pension settlement	0	0
Benefits paid	(17,463)	(16,729)
Exchange rate impact	0	0
Fair value of plan assets, end of year	216,596	233,260
Funded status, end of year	(95,275)	(95,647)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	6,556	7,901
Current liabilities	(11,495)	(10,529)
Non-current liabilities	(90,336)	(93,019)
Funded status, end of year	(95,275)	(95,647)
Non-U.S. Plans
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	1,126,871
Fair value of plan assets, end of year	1,126,387	1,126,871
Non-U.S. Plans | Pension Plans
Reconciliation of benefit obligation
Benefit obligation, beginning of year	2,011,658	2,337,120
Service cost	137,002	128,723
Interest cost	75,765	49,136
Participant contributions	21,868	20,274
Acquisitions/divestitures/transfers	21,941	36,262
Amendments	(11,888)	(1,052)
Special termination benefits	0	0
Plan combinations	319	0
Actuarial (gain) loss	(176,748)	(218,036)
Benefits paid	(119,697)	(104,257)
Exchange rate impact	72,513	(236,512)
Benefit obligation, end of year	2,032,733	2,011,658
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	1,126,871	1,326,259
Actual return on plan assets	(104,173)	(119,123)
Acquisitions/divestitures/transfers	19,358	8,097
Employer contributions	126,996	120,322
Participant contributions	21,868	20,274
Pension settlement	0	378
Benefits paid	(119,697)	(104,257)
Exchange rate impact	55,164	(125,079)
Fair value of plan assets, end of year	1,126,387	1,126,871
Funded status, end of year	(906,346)	(884,787)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	124,600	148,836
Current liabilities	(64,913)	(60,642)
Non-current liabilities	(966,033)	(972,981)
Funded status, end of year	$ (906,346)	$ (884,787)